Schedule of Municipal Bonds Held For Investment by Geographic Distribution (Detail)	Dec. 31, 2018	Dec. 31, 2017
California
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	28.10%	27.70%
Texas
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	12.20%	11.90%
Oregon
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	7.60%	7.20%
Illinois
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	5.90%	5.80%